Related Party Transactions (Tables)	6 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Amount Due from a Related Party	Amount due from a related party
Name of Related Party	Relationship	Nature	Repayment terms	December 31, 2023	June 30, 2023
Weiyi Lin	Director of the Company	Account receivables	Repayment in demand	$-	$13,280
				$-	$13,280